SEGMENTED INFORMATION - BALANCE SHEETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total non- current assets	$ 2,874.1	$ 2,805.9
Total assets	3,961.0	3,966.9
Total liabilities	1,168.4	1,120.1
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	2,256.8	2,189.6
Total assets	2,705.4	2,613.1
Total liabilities	710.6	666.1
Gold mines | BURKINA FASO
Disclosure of operating segments [line items]
Total non- current assets	865.3	849.3
Total assets	1,110.6	1,070.7
Total liabilities	210.6	204.8
Gold mines | SURINAME
Disclosure of operating segments [line items]
Total non- current assets	674.3	643.3
Total assets	847.1	825.4
Total liabilities	292.9	256.0
Gold mines | CANADA
Disclosure of operating segments [line items]
Total non- current assets	717.2	697.0
Total assets	747.7	717.0
Total liabilities	207.1	205.3
Exploration and evaluation and development
Disclosure of operating segments [line items]
Total non- current assets	465.6	437.8
Total assets	548.8	483.4
Total liabilities	11.8	9.6
Corporate
Disclosure of operating segments [line items]
Total non- current assets	151.7	178.5
Total assets	706.8	870.4
Total liabilities	$ 446.0	$ 444.4
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Ownership interest in joint venture	41.00%	41.00%
Total non- current assets	$ 103.1	$ 128.9
Total assets	166.0	179.9
Total liabilities	$ 123.6	$ 149.6
Yatela
Disclosure of operating segments [line items]
Ownership interest in joint venture	40.00%	40.00%